Income Tax - Disclosure of Current and Deferred Portions of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current income tax expense	$ 1,262	$ 1,283	$ 737
Deferred tax benefits	(714)	(1,061)	(1,292)
Income tax (benefit)/expense	$ 548	$ 222	$ (555)